American Funds Emerging Markets Bond Fund®
Investment portfolio
September 30, 2025
unaudited

Bonds, notes & other debt instruments 90.26% Bonds & notes of governments & government agencies outside the U.S. 71.05% Mexico 7.40%	Principal amount (000)	Value (000)
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (a)	USD13,965	$14,186
United Mexican States 4.50% 12/4/2025 (b)	MXN74,114	4,064
United Mexican States 3.75% 1/11/2028	USD7,700	7,628
United Mexican States 5.40% 2/9/2028	3,700	3,803
United Mexican States 8.50% 3/1/2029	MXN10,500	581
United Mexican States 3.25% 4/16/2030	USD1,560	1,472
United Mexican States 6.00% 5/13/2030	1,840	1,935
United Mexican States 4.75% 4/27/2032	3,400	3,332
United Mexican States 5.375% 3/22/2033	9,470	9,475
United Mexican States 4.875% 5/19/2033	875	849
United Mexican States 4.50% 3/19/2034	EUR1,845	2,215
United Mexican States 6.35% 2/9/2035	USD22,580	23,901
United Mexican States 8.00% 5/24/2035	MXN27,500	1,429
United Mexican States 4.50% 11/22/2035 (b)	211,078	11,432
United Mexican States 6.00% 5/7/2036	USD1,110	1,137
United Mexican States 6.875% 5/13/2037	2,360	2,551
United Mexican States 6.625% 1/29/2038	10,975	11,562
United Mexican States 5.125% 3/19/2038	EUR4,481	5,398
United Mexican States 4.50% 1/31/2050	USD1,517	1,173
United Mexican States 6.338% 5/4/2053	2,292	2,234
United Mexican States 6.40% 5/7/2054	3,500	3,428
United Mexican States 7.375% 5/13/2055	5,930	6,526
United Mexican States 3.771% 5/24/2061	5,861	3,708
United Mexican States 3.75% 4/19/2071	4,070	2,485
United Mexican States, Series M20, 8.50% 5/31/2029	MXN143,170	7,922
United Mexican States, Series M, 7.75% 5/29/2031	350,599	18,671
United Mexican States, Series S, 2.75% 11/27/2031 (b)	89,559	4,428
United Mexican States, Series M, 7.50% 5/26/2033	126,790	6,544
United Mexican States, Series M, 7.75% 11/23/2034	378,180	19,558
United Mexican States, Series M30, 10.00% 11/20/2036	23,040	1,363
United Mexican States, Series M30, 8.50% 11/18/2038	166,200	8,730
United Mexican States, Series M, 7.75% 11/13/2042	353,920	16,832
United Mexican States, Series M, 8.00% 11/7/2047	173,053	8,303
United Mexican States, Series M, 8.00% 7/31/2053	635,912	30,254
United Mexican States, Series S, 4.00% 10/29/2054 (b)	190,983	9,702
		258,811
Brazil 6.99%
Brazil (Federative Republic of) 0% 1/1/2026	BRL68,200	12,369
Brazil (Federative Republic of) 10.00% 1/1/2027	15,000	2,695
Brazil (Federative Republic of) 0% 7/1/2027	108,200	16,300
Brazil (Federative Republic of) 10.00% 1/1/2029	189,771	32,736
Brazil (Federative Republic of) 0% 1/1/2030	221,229	24,459
Brazil (Federative Republic of) 3.875% 6/12/2030	USD1,300	1,249
Brazil (Federative Republic of) 5.50% 11/6/2030	5,880	6,006
American Funds Emerging Markets Bond Fund — Page 1 of 26

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Brazil (continued)	Principal amount (000)	Value (000)
Brazil (Federative Republic of) 10.00% 1/1/2031	BRL226,586	$37,238
Brazil (Federative Republic of) 6.00% 8/15/2032 (b)	38,033	6,499
Brazil (Federative Republic of) 10.00% 1/1/2033	204,068	32,315
Brazil (Federative Republic of) 6.125% 3/15/2034	USD1,800	1,844
Brazil (Federative Republic of) 10.00% 1/1/2035	BRL227,300	34,947
Brazil (Federative Republic of) 6.00% 8/15/2040 (b)	4,551	758
Brazil (Federative Republic of) 6.00% 8/15/2050 (b)	215,716	35,045
		244,460
South Africa 5.56%
South Africa (Republic of) 4.30% 10/12/2028	USD3,775	3,721
South Africa (Republic of) 5.875% 6/22/2030	6,800	6,966
South Africa (Republic of) 5.875% 4/20/2032	4,900	4,964
South Africa (Republic of) 7.10% 11/19/2036 (a)	2,700	2,820
South Africa (Republic of) 6.25% 3/8/2041	200	186
South Africa (Republic of) 5.375% 7/24/2044	2,125	1,732
South Africa (Republic of) 5.00% 10/12/2046	1,705	1,280
South Africa (Republic of) 5.65% 9/27/2047	1,055	850
South Africa (Republic of) 6.30% 6/22/2048	995	859
South Africa (Republic of) 5.75% 9/30/2049	1,500	1,204
South Africa (Republic of) 11.625% 3/31/2053	ZAR180,200	11,828
South Africa (Republic of), Series R-2030, 8.00% 1/31/2030	6,635	386
South Africa (Republic of), Series R-2032, 8.25% 3/31/2032	130,044	7,436
South Africa (Republic of), Series R-2035, 8.875% 2/28/2035	816,510	46,446
South Africa (Republic of), Series R-209, 6.25% 3/31/2036	175,800	8,077
South Africa (Republic of), Series R-2037, 8.50% 1/31/2037	119,630	6,383
South Africa (Republic of), Series R-2040, 9.00% 1/31/2040	660,372	35,040
South Africa (Republic of), Series R-214, 6.50% 2/28/2041	819,931	34,393
South Africa (Republic of), Series R-2044, 8.75% 1/31/2044	144,390	7,282
South Africa (Republic of), Series R-2048, 8.75% 2/28/2048	251,090	12,564
		194,417
Malaysia 5.50%
Dua Capital, Ltd. 2.78% 5/11/2031	USD7,570	6,964
Khazanah Capital, Ltd. 4.876% 6/1/2033	3,500	3,579
Khazanah Capital, Ltd. 4.759% 9/5/2034	2,000	2,028
Khazanah Global Sukuk Berhad 4.687% 6/1/2028	500	507
Malaysia (Federation of), Series 0218, 4.369% 10/31/2028	MYR3,000	738
Malaysia (Federation of), Series 0219, 3.885% 8/15/2029	77,754	18,928
Malaysia (Federation of), Series 0220, 2.632% 4/15/2031	41,336	9,483
Malaysia (Federation of), Series 0122, 3.582% 7/15/2032	32,201	7,731
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034	103,432	25,257
Malaysia (Federation of), Series 0415, 4.254% 5/31/2035	160,500	40,633
Malaysia (Federation of), Series 0615, 4.786% 10/31/2035	11,925	3,138
Malaysia (Federation of), Series 0121, 3.447% 7/15/2036	7,675	1,806
Malaysia (Federation of), Series 0317, 4.762% 4/7/2037	8,842	2,327
Malaysia (Federation of), Series 0418, 4.893% 6/8/2038	52,620	14,111
Malaysia (Federation of), Series 0124, 4.054% 4/18/2039	24,190	5,982
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	20,000	4,771
Malaysia (Federation of), Series 0221, 4.417% 9/30/2041	1,506	387
Malaysia (Federation of), Series 0223, 4.291% 8/14/2043	1,831	462
Malaysia (Federation of), Series 0224, 4.18% 5/16/2044	62,447	15,560
Malaysia (Federation of), Series 0417, 4.895% 5/8/2047	415	113
Malaysia (Federation of), Series 0519, 4.638% 11/15/2049	2,448	641
American Funds Emerging Markets Bond Fund — Page 2 of 26

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Malaysia (continued)	Principal amount (000)	Value (000)
Malaysia (Federation of), Series 0120, 4.065% 6/15/2050	MYR18,166	$4,415
Malaysia (Federation of), Series 022, 5.357% 5/15/2052	2,352	683
Malaysia (Federation of), Series 0123, 4.457% 3/31/2053	26,100	6,691
Malaysia (Federation of), Series 0124, 4.28% 3/23/2054	19,841	4,934
PETRONAS Capital, Ltd. 3.50% 4/21/2030 (a)	USD1,200	1,167
PETRONAS Capital, Ltd. 3.50% 4/21/2030	800	778
PETRONAS Capital, Ltd. 4.95% 1/3/2031 (a)	5,500	5,680
PETRONAS Capital, Ltd. 2.48% 1/28/2032	200	180
PETRONAS Capital, Ltd. 5.34% 4/3/2035 (a)	2,000	2,088
PETRONAS Capital, Ltd. 4.50% 3/18/2045	200	180
PETRONAS Capital, Ltd. 5.848% 4/3/2055	200	212
PETRONAS Capital, Ltd. 3.404% 4/28/2061	250	173
		192,327
Colombia 5.48%
Colombia (Republic of) 4.50% 3/15/2029	11,860	11,700
Colombia (Republic of) 3.00% 1/30/2030	2,090	1,891
Colombia (Republic of) 7.00% 3/26/2031	COP5,102,400	1,088
Colombia (Republic of) 3.125% 4/15/2031	USD1,511	1,315
Colombia (Republic of) 3.25% 4/22/2032	1,053	893
Colombia (Republic of) 8.00% 4/20/2033	4,560	4,973
Colombia (Republic of) 7.50% 2/2/2034	8,910	9,384
Colombia (Republic of) 8.50% 4/25/2035	32,025	35,516
Colombia (Republic of) 8.00% 11/14/2035	5,380	5,786
Colombia (Republic of) 7.75% 11/7/2036	6,415	6,733
Colombia (Republic of) 5.625% 2/26/2044	261	214
Colombia (Republic of) 5.00% 6/15/2045	785	591
Colombia (Republic of), Series B, 7.00% 3/26/2031	COP108,783,300	23,202
Colombia (Republic of), Series B, 13.25% 2/9/2033	34,868,400	9,625
Colombia (Republic of), Series B, 7.25% 10/18/2034	171,248,200	33,828
Colombia (Republic of), Series UVR, 3.75% 2/25/2037 (b)	20,684,511	4,252
Colombia (Republic of), Series B, 9.25% 5/28/2042	112,384,500	23,457
Colombia (Republic of), Series B, 7.25% 10/26/2050	21,378,200	3,519
Colombia (Republic of) 3.75% 9/19/2028	EUR10,215	12,012
Colombia (Republic of) 5.00% 9/19/2032	600	697
Colombia (Republic of), Series UVR, 2.25% 4/18/2029 (b)	COP4,392,479	1,002
		191,678
Indonesia 4.66%
Indonesia (Republic of) 3.50% 1/11/2028	USD1,400	1,385
Indonesia (Republic of) 4.10% 4/24/2028	1,000	1,001
Indonesia (Republic of) 6.50% 7/15/2030	IDR19,968,000	1,249
Indonesia (Republic of) 6.50% 4/15/2036	31,000,000	1,879
Indonesia (Republic of) 7.125% 6/15/2043	8,663,000	534
Indonesia (Republic of), Series 86, 5.50% 4/15/2026	12,700,000	765
Indonesia (Republic of), Series 31, 0.99% 5/27/2027	JPY300,000	2,011
Indonesia (Republic of), Series 64, 6.125% 5/15/2028	IDR44,769,000	2,752
Indonesia (Republic of), Series 95, 6.375% 8/15/2028	38,968,000	2,415
Indonesia (Republic of), Series 71, 9.00% 3/15/2029	13,500,000	904
Indonesia (Republic of), Series 101, 6.875% 4/15/2029	5,000,000	315
Indonesia (Republic of), Series 87, 6.50% 2/15/2031	161,231,000	10,082
Indonesia (Republic of), Series 73, 8.75% 5/15/2031	28,473,000	1,953
Indonesia (Republic of), Series 91, 6.375% 4/15/2032	419,822,000	25,933
Indonesia (Republic of), Series 74, 7.50% 8/15/2032	100,000,000	6,477
American Funds Emerging Markets Bond Fund — Page 3 of 26

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Indonesia (continued)	Principal amount (000)	Value (000)
Indonesia (Republic of), Series 96, 7.00% 2/15/2033	IDR601,178,000	$37,894
Indonesia (Republic of), Series 65, 6.625% 5/15/2033	19,400,000	1,189
Indonesia (Republic of), Series 100, 6.625% 2/15/2034	733,203,000	44,863
Indonesia (Republic of), Series 80, 7.50% 6/15/2035	69,666,000	4,508
Indonesia (Republic of). Series 103, 6.75% 7/15/2035	56,000,000	3,456
Indonesia (Republic of), Series 98, 7.125% 6/15/2038	96,685,000	6,010
Indonesia (Republic of), Series FR106, 7.125% 8/15/2040	56,000,000	3,473
Indonesia (Republic of), Series 92, 7.125% 6/15/2042	28,200,000	1,741
Indonesia Asahan Aluminium (Persero) PT 5.45% 5/15/2030	USD260	269
		163,058
Poland 4.29%
Bank Gospodarstwa Krajowego 5.75% 7/9/2034 (a)	3,000	3,166
Bank Gospodarstwa Krajowego 5.75% 7/9/2034	250	264
Poland (Republic of) 4.75% 7/25/2029	PLN32,370	8,948
Poland (Republic of) 3.125% 10/22/2031	EUR2,000	2,361
Poland (Republic of) 5.125% 9/18/2034	USD300	307
Poland (Republic of) 5.00% 10/25/2035	PLN10,000	2,667
Poland (Republic of), Series 5Y, 3.75% 5/25/2027	14,500	3,966
Poland (Republic of), Series 0429, 5.75% 4/25/2029	46,220	13,218
Poland (Republic of), Series 1030, 1.25% 10/25/2030	51,600	11,936
Poland (Republic of), Series 0432, 1.75% 4/25/2032	27,714	6,238
Poland (Republic of), Series 10Y, 4.875% 10/4/2033	USD2,545	2,582
Poland (Republic of), Series 1033, 6.00% 10/25/2033	PLN208,955	60,312
Poland (Republic of), Series 1034, 5.00% 10/25/2034	83,909	22,502
Poland (Republic of), Series 30Y, 5.50% 4/4/2053	USD3,600	3,498
Poland (Republic of), Series 30Y, 5.50% 3/18/2054	8,300	8,054
		150,019
India 3.25%
Export-Import Bank of India 3.25% 1/15/2030	1,000	954
Export-Import Bank of India 5.50% 1/18/2033	1,600	1,683
Export-Import Bank of India 5.50% 1/13/2035	1,500	1,571
India (Republic of) 7.10% 4/18/2029	INR99,000	1,152
India (Republic of) 7.18% 8/14/2033	628,000	7,311
India (Republic of) 7.10% 4/8/2034	200,000	2,320
India (Republic of) 7.18% 7/24/2037	2,323,140	26,948
India (Republic of) 6.92% 11/18/2039	443,000	5,009
India (Republic of) 7.06% 10/10/2046	50,000	565
India (Republic of) 7.72% 6/15/2049	235,400	2,822
India (Republic of) 7.16% 9/20/2050	262,000	2,954
India (Republic of) 6.67% 12/17/2050	177,380	1,882
India (Republic of) 7.30% 6/19/2053	2,893,420	32,995
India (Republic of) 7.09% 8/5/2054	2,291,970	25,504
		113,670
Peru 2.14%
Peru (Republic of) 6.15% 8/12/2032	PEN6,752	2,063
Peru (Republic of) 8.75% 11/21/2033	USD5,180	6,521
Peru (Republic of) 3.00% 1/15/2034	840	730
Peru (Republic of) 5.40% 8/12/2034	PEN4,899	1,367
Peru (Republic of) 5.40% 8/12/2034	39	11
Peru (Republic of) 6.85% 8/12/2035	116,338	35,401
Peru (Republic of) 5.50% 3/30/2036	USD22,720	23,180
American Funds Emerging Markets Bond Fund — Page 4 of 26

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Peru (continued)	Principal amount (000)	Value (000)
Peru (Republic of) 7.60% 8/12/2039	PEN1,664	$525
Peru (Republic of) 3.55% 3/10/2051	USD2,600	1,860
Peru (Republic of) 5.875% 8/8/2054	220	221
Peru (Republic of) 2.78% 12/1/2060	1,665	934
Peru (Republic of) 3.60% 1/15/2072	3,000	1,918
		74,731
Egypt 1.79%
Egypt (Arab Republic of) 14.06% 1/12/2026	EGP61,430	1,246
Egypt (Arab Republic of) 25.318% 8/13/2027	261,902	5,605
Egypt (Arab Republic of) 5.80% 9/30/2027	USD2,025	2,021
Egypt (Arab Republic of) 24.458% 10/1/2027	EGP410,600	8,730
Egypt (Arab Republic of) 6.588% 2/21/2028	USD2,155	2,183
Egypt (Arab Republic of) 7.60% 3/1/2029	460	478
Egypt (Arab Republic of) 8.625% 2/4/2030 (a)	1,700	1,808
Egypt (Arab Republic of) 5.625% 4/16/2030	EUR1,000	1,119
Egypt (Arab Republic of) 5.875% 2/16/2031	USD3,455	3,223
Egypt (Arab Republic of) 7.053% 1/15/2032	2,759	2,666
Egypt (Arab Republic of) 7.625% 5/29/2032	9,730	9,614
Egypt (Arab Republic of) 7.625% 5/29/2032 (a)	575	568
Egypt (Arab Republic of) 9.45% 2/4/2033 (a)	3,235	3,457
Egypt (Arab Republic of) 7.30% 9/30/2033	485	459
Egypt (Arab Republic of) 8.50% 1/31/2047	1,516	1,341
Egypt (Arab Republic of) 7.903% 2/21/2048	399	333
Egypt (Arab Republic of) 8.70% 3/1/2049	3,130	2,791
Egypt (Arab Republic of) 8.875% 5/29/2050	660	597
Egypt (Arab Republic of) 8.75% 9/30/2051	880	786
Egypt (Arab Republic of) 8.15% 11/20/2059	11,605	9,725
Egypt (Arab Republic of) 8.15% 11/20/2059 (a)	1,300	1,089
Egypt (Arab Republic of) 7.50% 2/16/2061	3,746	2,942
		62,781
Czech Republic 1.79%
Czech Republic 1.00% 6/26/2026	CZK9,070	430
Czech Republic 0.25% 2/10/2027	174,500	8,065
Czech Republic 2.50% 8/25/2028	267,380	12,467
Czech Republic 0.95% 5/15/2030	392,600	16,541
Czech Republic 1.20% 3/13/2031	59,630	2,472
Czech Republic 1.75% 6/23/2032	10,300	425
Czech Republic 4.90% 4/14/2034	112,990	5,611
Czech Republic 3.50% 5/30/2035	263,930	11,721
Czech Republic 1.95% 7/30/2037	67,740	2,468
Czech Republic 1.50% 4/24/2040	80,400	2,552
		62,752
Thailand 1.74%
Export-Import Bank of Thailand 5.354% 5/16/2029	USD4,300	4,452
Thailand (Kingdom of) 3.85% 12/12/2025	THB33,348	1,033
Thailand (Kingdom of) 1.00% 6/17/2027	77,000	2,367
Thailand (Kingdom of) 2.00% 12/17/2031	77,400	2,491
Thailand (Kingdom of) 3.35% 6/17/2033	73,000	2,578
Thailand (Kingdom of) 3.39% 6/17/2037	149,478	5,516
Thailand (Kingdom of) 2.00% 6/17/2042	3	— (c)
Thailand (Kingdom of) 3.45% 6/17/2043	793,662	30,058
American Funds Emerging Markets Bond Fund — Page 5 of 26

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Thailand (continued)	Principal amount (000)	Value (000)
Thailand (Kingdom of) 4.675% 6/29/2044	THB22,013	$966
Thailand (Kingdom of) 2.875% 6/17/2046	142,641	4,991
Thailand (Kingdom of) 3.15% 6/17/2050	24,548	901
Thailand (Kingdom of) 2.75% 6/17/2052	21,257	740
Thailand (Kingdom of) 4.00% 6/17/2055	109,266	4,777
		60,870
Turkey 1.67%
Turkey (Republic of) 6.50% 4/26/2030 (a)	USD600	620
Turkey (Republic of) 9.125% 7/13/2030	1,400	1,587
Turkey (Republic of), Series 5Y, 12.60% 10/1/2025	TRY540,959	13,018
Turkey (Republic of), Series 2Y, 36.00% 8/12/2026	317,610	7,566
Turkey (Republic of), Series 4Y, 46.40% 6/16/2027 (d)	180,975	4,383
Turkey (Republic of), Series 5Y, 9.875% 1/15/2028	USD1,410	1,549
Turkey (Republic of), Series 5Y, 17.30% 7/19/2028	TRY479,425	8,199
Turkey (Republic of), Series 5Y, 31.08% 11/8/2028	70,509	1,596
Turkey (Republic of), Series 10Y, 5.875% 6/26/2031	USD1,900	1,875
Turkey (Republic of), Series 30Y, 7.125% 7/17/2032	4,200	4,339
Turkey (Republic of), Series 10Y, 17.80% 7/13/2033	TRY1,387	22
Turkey (Republic of), Series 12Y, 6.50% 9/20/2033	USD1,310	1,299
Turkey (Republic of), Series 30Y, 6.00% 1/14/2041	400	350
Turkey (Republic of), Series 30Y, 4.875% 4/16/2043	13,650	10,150
Turkey (Republic of), Series 30Y, 5.75% 5/11/2047	2,510	1,995
		58,548
Romania 1.63%
Romania (Republic of) 7.20% 5/31/2027	RON7,060	1,633
Romania (Republic of) 2.10% 10/8/2027	JPY900,000	5,986
Romania (Republic of) 8.75% 10/30/2028	RON3,860	926
Romania (Republic of) 4.85% 7/25/2029	8,200	1,741
Romania (Republic of) 1.75% 7/13/2030	EUR2,000	2,070
Romania (Republic of) 5.375% 3/22/2031	5,186	6,205
Romania (Republic of) 5.25% 5/30/2032	5,510	6,484
Romania (Republic of) 5.25% 5/30/2032	1,520	1,789
Romania (Republic of) 2.00% 4/14/2033	830	767
Romania (Republic of) 6.375% 1/30/2034 (a)	USD2,416	2,451
Romania (Republic of) 4.75% 10/11/2034	RON4,990	967
Romania (Republic of) 5.625% 5/30/2037	EUR10,935	12,328
Romania (Republic of) 5.625% 5/30/2037	8,370	9,436
Romania (Republic of) 6.00% 9/24/2044	3,600	4,033
Romania (Republic of) 7.625% 1/17/2053 (a)	USD200	214
		57,030
Hungary 1.57%
Hungary (Republic of) 9.50% 10/21/2026	HUF690,000	2,144
Hungary (Republic of) 4.50% 3/23/2028	2,870,000	8,283
Hungary (Republic of) 6.125% 5/22/2028 (a)	USD1,770	1,849
Hungary (Republic of) 6.75% 10/22/2028	HUF178,000	541
Hungary (Republic of) 2.00% 5/23/2029	2,339,240	6,064
Hungary (Republic of) 4.00% 7/25/2029	EUR1,200	1,453
Hungary (Republic of) 3.00% 8/21/2030	HUF1,500,000	3,893
Hungary (Republic of) 5.375% 9/26/2030 (a)	USD3,950	4,068
Hungary (Republic of) 2.125% 9/22/2031	810	697
Hungary (Republic of) 3.25% 10/22/2031	HUF1,790,570	4,555
American Funds Emerging Markets Bond Fund — Page 6 of 26

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Hungary (continued)	Principal amount (000)	Value (000)
Hungary (Republic of) 6.25% 9/22/2032 (a)	USD1,000	$1,074
Hungary (Republic of) 4.75% 11/24/2032	HUF431,390	1,159
Hungary (Republic of) 4.50% 6/16/2034	EUR3,235	3,900
Hungary (Republic of) 5.50% 6/16/2034	USD1,000	1,019
Hungary (Republic of) 6.00% 9/26/2035 (a)	1,215	1,273
Hungary (Republic of) 7.00% 10/24/2035	HUF967,080	2,940
Hungary (Republic of) 5.50% 3/26/2036	USD2,260	2,282
Hungary (Republic of) 5.50% 3/26/2036 (a)	1,950	1,969
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 6.50% 6/29/2028	2,700	2,836
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 4.375% 6/27/2030	EUR2,490	3,025
		55,024
China 1.54%
China (Peoples Republic of), Series INBK, 1.59% 3/15/2027	CNY102,000	14,364
China (People’s Republic of), Series 1915, 3.13% 11/21/2029	8,000	1,198
China (People’s Republic of), Series INBK, 2.68% 5/21/2030	16,050	2,361
China (People’s Republic of), Series INBK, 2.67% 11/25/2033	16,000	2,392
China (People’s Republic of), Series INBK, 2.27% 5/25/2034	105,070	15,266
China (Peoples Republic of), Series INBK, 1.67% 5/25/2035	2,600	361
China (People’s Republic of), Series INBK, 2.33% 8/15/2044	50,000	7,138
China (People’s Republic of), Series INBK, 3.39% 3/16/2050	24,450	4,154
China (People’s Republic of), Series INBK, 3.12% 10/25/2052	20,500	3,372
China (People’s Republic of), Series INBK, 3.19% 4/15/2053	15,940	2,664
China (People’s Republic of), Series INBK, 2.47% 7/25/2054	3,350	491
		53,761
Supra National 1.53%
Asian Development Bank 6.20% 10/6/2026	INR230,400	2,594
Asian Development Bank 5.25% 4/29/2035	PHP417,300	7,209
European Bank for Reconstruction and Development 6.30% 10/26/2027	INR308,000	3,461
European Bank for Reconstruction and Development 6.25% 4/11/2028	137,900	1,541
European Bank for Reconstruction and Development 6.75% 3/14/2031	186,500	2,094
European Bank for Reconstruction and Development 6.75% 1/13/2032	725,100	8,173
European Investment Bank 6.95% 3/1/2029	163,400	1,855
European Investment Bank 6.95% 3/1/2029	145,500	1,651
European Investment Bank 7.40% 10/23/2033	270,000	3,167
Inter-American Development Bank 5.10% 11/17/2026	IDR9,830,000	588
Inter-American Development Bank 7.00% 4/17/2033	INR430,000	4,907
International Bank for Reconstruction and Development 6.25% 1/12/2028	IDR9,700,000	595
International Bank for Reconstruction and Development 6.85% 4/24/2028	INR435,500	4,936
International Bank for Reconstruction and Development 6.05% 2/9/2029	195,500	2,171
International Bank for Reconstruction and Development 6.75% 7/13/2029	614,600	6,944
International Finance Corp. 7.10% 3/21/2031	134,810	1,544
		53,430
Philippines 1.37%
Philippines (Republic of) 6.25% 2/28/2029	PHP428,455	7,482
Philippines (Republic of) 6.50% 5/19/2029	28,460	502
Philippines (Republic of) 6.375% 7/27/2030	96,950	1,701
Philippines (Republic of) 6.00% 8/20/2030	118,340	2,050
Philippines (Republic of) 6.75% 9/15/2032	1,159,570	20,889
Philippines (Republic of) 5.609% 4/13/2033	USD2,400	2,577
Philippines (Republic of) 6.375% 4/28/2035	PHP286,000	5,061
Philippines (Republic of) 3.95% 1/20/2040	USD4,750	4,265
American Funds Emerging Markets Bond Fund — Page 7 of 26

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Philippines (continued)	Principal amount (000)	Value (000)
Philippines (Republic of) 2.95% 5/5/2045	USD3,000	$2,153
Philippines (Republic of) 5.95% 10/13/2047	1,000	1,077
		47,757
Saudi Arabia 1.34%
Gaci First Investment Co. 5.00% 10/13/2027	200	203
Saudi Arabia (Kingdom of) 3.25% 10/26/2026	1,800	1,783
Saudi Arabia (Kingdom of) 4.75% 1/18/2028 (a)	1,100	1,116
Saudi Arabia (Kingdom of) 4.75% 1/18/2028	1,000	1,015
Saudi Arabia (Kingdom of) 5.375% 1/13/2031	820	862
Saudi Arabia (Kingdom of) 4.875% 7/18/2033	6,408	6,508
Saudi Arabia (Kingdom of) 4.875% 7/18/2033 (a)	3,178	3,228
Saudi Arabia (Kingdom of) 5.625% 1/13/2035 (a)	3,785	4,039
Saudi Arabia (Kingdom of) 4.875% 9/9/2035 (a)	5,820	5,856
Saudi Arabia (Kingdom of) 5.25% 1/16/2050	6,100	5,833
Saudi Arabia (Kingdom of) 5.00% 1/18/2053	7,000	6,337
Saudi Arabia (Kingdom of) 5.75% 1/16/2054	9,960	10,021
		46,801
Republic of Cote D’Ivoire 1.01%
Cote d’Ivoire (Republic of) 5.25% 3/22/2030	EUR1,600	1,881
Cote d’Ivoire (Republic of) 5.25% 3/22/2030	1,380	1,622
Cote d’Ivoire (Republic of) 5.875% 10/17/2031	4,330	5,072
Cote d’Ivoire (Republic of) 5.875% 10/17/2031	1,745	2,044
Cote d’Ivoire (Republic of) 4.875% 1/30/2032	5,900	6,625
Cote d’Ivoire (Republic of) 4.875% 1/30/2032	970	1,089
Cote dIvoire (Republic of) 7.625% 1/30/2033	USD1,190	1,239
Cote dIvoire (Republic of) 8.075% 4/1/2036 (a)	5,100	5,294
Cote dIvoire (Republic of) 8.075% 4/1/2036	600	623
Cote d’Ivoire (Republic of) 6.875% 10/17/2040	EUR8,800	9,664
		35,153
Morocco 0.72%
Morocco (Kingdom of) 5.95% 3/8/2028 (a)	USD1,225	1,272
Morocco (Kingdom of) 3.875% 4/2/2029	EUR12,940	15,529
Morocco (Kingdom of) 4.75% 4/2/2035	6,910	8,383
		25,184
Panama 0.68%
Panama (Republic of) 3.16% 1/23/2030	USD744	694
Panama (Republic of) 2.252% 9/29/2032	2,610	2,118
Panama (Republic of) 6.40% 2/14/2035	3,690	3,820
Panama (Republic of) 6.875% 1/31/2036	2,931	3,122
Panama (Republic of) 8.00% 3/1/2038	12,399	14,142
		23,896
United Arab Emirates 0.64%
Abu Dhabi (Emirate of) 2.50% 9/30/2029 (a)	350	333
Abu Dhabi (Emirate of) 1.70% 3/2/2031	4,200	3,759
Abu Dhabi (Emirate of) 3.125% 9/30/2049	5,650	4,109
Abu Dhabi (Emirate of) 5.50% 4/30/2054 (a)	4,225	4,425
Abu Dhabi (Emirate of) 5.50% 4/30/2054	2,300	2,409
American Funds Emerging Markets Bond Fund — Page 8 of 26

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) United Arab Emirates (continued)	Principal amount (000)	Value (000)
Sharjah (Emirate of) 4.625% 2/13/2032	EUR4,862	$5,877
Sharjah Sukuk Programme, Ltd. 5.433% 4/17/2035 (a)	USD1,500	1,531
		22,443
Honduras 0.59%
Honduras (Republic of) 6.25% 1/19/2027	10,714	10,867
Honduras (Republic of) 6.25% 1/19/2027 (a)	263	267
Honduras (Republic of) 5.625% 6/24/2030	8,351	8,301
Honduras (Republic of) 5.625% 6/24/2030 (a)	1,255	1,247
		20,682
Republic of Angola 0.57%
Angola (Republic of) 8.25% 5/9/2028	2,450	2,467
Angola (Republic of) 8.00% 11/26/2029	3,840	3,751
Angola (Republic of) 8.00% 11/26/2029 (a)	1,500	1,465
Angola (Republic of) 8.75% 4/14/2032	12,125	11,613
Angola (Republic of) 8.75% 4/14/2032 (a)	500	479
		19,775
Chile 0.55%
Chile (Republic of) 1.90% 9/1/2030 (b)	CLP7,522,016	7,711
Chile (Republic of) 3.80% 7/1/2035	EUR3,170	3,732
Chile (Republic of) 4.95% 1/5/2036	USD800	805
Chile (Republic of) 5.30% 11/1/2037	CLP1,710,000	1,726
Chile (Republic of) 3.10% 5/7/2041	USD2,150	1,642
Chile (Republic of) 4.34% 3/7/2042	3,785	3,356
Chile (Republic of) 4.00% 1/31/2052	200	158
		19,130
Senegal 0.52%
Senegal (Republic of) 4.75% 3/13/2028	EUR1,600	1,637
Senegal (Republic of) 4.75% 3/13/2028	1,400	1,432
Senegal (Republic of) 6.25% 5/23/2033	USD6,836	4,969
Senegal (Republic of) 5.375% 6/8/2037	EUR8,306	6,436
Senegal (Republic of) 5.375% 6/8/2037	1,000	775
Senegal (Republic of) 6.75% 3/13/2048	USD4,900	3,071
		18,320
Kazakhstan 0.48%
Development Bank of Kazakhstan JSC 10.95% 5/6/2026	KZT613,500	1,088
Development Bank of Kazakhstan JSC 10.95% 5/6/2026	522,000	926
Development Bank of Kazakhstan JSC 13.00% 4/15/2027	868,500	1,501
Development Bank of Kazakhstan JSC 13.00% 4/15/2027	400,000	691
Development Bank of Kazakhstan JSC 13.489% 5/23/2028	122,000	200
Kazakhstan (Republic of) 5.50% 7/1/2037 (a)	USD12,220	12,536
		16,942
Albania 0.42%
Albania (Republic of) 5.90% 6/9/2028	EUR2,140	2,669
Albania (Republic of) 4.75% 2/14/2035	10,200	12,094
		14,763
American Funds Emerging Markets Bond Fund — Page 9 of 26

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Federal Republic of Nigeria 0.41%	Principal amount (000)	Value (000)
Nigeria (Republic of) 18.50% 2/21/2031	NGN4,988,900	$3,641
Nigeria (Republic of) 7.875% 2/16/2032	USD6,830	6,802
Nigeria (Republic of) 10.375% 12/9/2034	1,500	1,671
Nigeria (Republic of) 7.696% 2/23/2038	500	464
Nigeria (Republic of) 8.25% 9/28/2051	1,795	1,622
		14,200
Mozambique 0.37%
Mozambique (Republic of) 9.00% 9/15/2031	14,480	12,946
Republic of Kenya 0.35%
Kenya (Republic of) 6.30% 1/23/2034	3,600	3,180
Kenya (Republic of) 9.50% 3/5/2036 (a)	5,225	5,373
Kenya (Republic of) 9.50% 3/5/2036	3,100	3,187
Kenya (Republic of) 8.25% 2/28/2048	700	636
		12,376
Gabon 0.34%
Gabonese (Republic of) 6.625% 2/6/2031	1,031	833
Gabonese (Republic of) 6.625% 2/6/2031 (a)	400	323
Gabonese (Republic of) 7.00% 11/24/2031	12,900	10,371
Gabonese (Republic of) 7.00% 11/24/2031 (a)	410	330
		11,857
South Korea 0.31%
Export-Import Bank of Korea 8.00% 10/16/2028	INR391,200	4,542
Export-Import Bank of Korea 7.40% 2/5/2030	334,100	3,811
Export-Import Bank of Korea 8.10% 10/16/2030	148,900	1,747
South Korea (Republic of), Series 3212, 4.25% 12/10/2032	KRW1,100,000	852
		10,952
Dominican Republic 0.26%
Dominican Republic (Government of) 5.50% 2/22/2029 (a)	USD1,420	1,452
Dominican Republic (Government of) 5.50% 2/22/2029	500	511
Dominican Republic (Government of) 4.50% 1/30/2030	700	687
Dominican Republic (Government of) 4.50% 1/30/2030 (a)	400	393
Dominican Republic (Government of) 7.05% 2/3/2031 (a)	665	718
Dominican Republic (Government of) 5.875% 1/30/2060	4,835	4,301
Dominican Republic (Government of) 5.875% 1/30/2060 (a)	1,342	1,194
		9,256
Argentina 0.20%
Argentine Republic 0.75% 7/9/2030 (1.75% on 7/9/2027) (e)	9,284	6,280
Argentine Republic 4.125% 7/9/2035 (4.75% on 7/9/2027) (e)	7	4
Argentine Republic 0% 12/15/2035	600	17
Argentine Republic 3.50% 7/9/2041 (4.875% on 7/9/2029) (e)	1,715	832
		7,133
American Funds Emerging Markets Bond Fund — Page 10 of 26

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Bulgaria 0.19%	Principal amount (000)	Value (000)
Bulgaria (Republic of) 3.50% 5/7/2034	EUR200	$237
Bulgaria (Republic of) 3.375% 7/18/2035	2,850	3,288
Bulgaria (Republic of) 5.00% 3/5/2037	USD1,442	1,445
Bulgaria (Republic of) 4.125% 5/7/2038	EUR1,280	1,515
		6,485
Sultanate of Oman 0.18%
Oman (Sultanate of) 5.625% 1/17/2028	USD1,000	1,027
Oman (Sultanate of) 4.875% 6/15/2030 (a)	800	826
Oman (Sultanate of) 6.25% 1/25/2031	1,300	1,404
Oman (Sultanate of) 6.75% 1/17/2048	2,800	3,081
		6,338
Slovakia 0.16%
Slovak Republic 3.75% 2/27/2040	EUR4,900	5,644
Israel 0.15%
Israel (State of) 2.75% 7/3/2030	USD400	370
Israel (State of) 4.50% 1/17/2033	1,600	1,564
Israel (State of) 5.50% 3/12/2034	3,300	3,394
		5,328
Paraguay 0.12%
Paraguay (Republic of) 5.00% 4/15/2026	46	46
Paraguay (Republic of) 4.95% 4/28/2031	1,830	1,854
Paraguay (Republic of) 5.60% 3/13/2048 (a)	2,432	2,312
		4,212
Namibia 0.11%
Namibia (Republic of) 5.25% 10/29/2025	3,900	3,878
State of Kuwait 0.11%
Kuwait (State of) 4.652% 10/9/2035 (a)	3,825	3,825
Hashemite Kingdom of Jordan 0.07%
Jordan (Hashemite Kingdom of) 6.125% 1/29/2026	2,300	2,309
Lithuania 0.06%
Lithuania (Republic of) 4.25% 9/10/2045	EUR1,840	2,156
Venezuela, Bolivarian Republic of 0.06%
Venezuela (Bolivarian Republic of) 9.00% 5/7/2023 (f)	USD2,257	471
Venezuela (Bolivarian Republic of) 8.25% 10/13/2024 (f)	1,076	222
Venezuela (Bolivarian Republic of) 9.25% 5/7/2028 (f)	562	130
Venezuela (Bolivarian Republic of) 7.00% 12/1/2028 (f)	155	30
Venezuela (Bolivarian Republic of) 7.75% 10/13/2029 (f)	3,170	599
American Funds Emerging Markets Bond Fund — Page 11 of 26

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Venezuela, Bolivarian Republic of (continued)	Principal amount (000)	Value (000)
Venezuela (Bolivarian Republic of) 6.00% 12/9/2030 (f)	USD2,293	$411
Venezuela (Bolivarian Republic of) 7.00% 3/31/2038 (f)	377	84
		1,947
Georgia 0.06%
Georgia (Republic of) 2.75% 4/22/2026 (a)	1,975	1,934
Azerbaijan 0.04%
Azerbaijan (Republic of) 3.50% 9/1/2032	1,610	1,502
Qatar 0.03%
Qatar (State of) 6.40% 1/20/2040	680	788
Qatar (State of) 4.40% 4/16/2050 (a)	250	224
		1,012
Ukraine 0.03%
Ukraine 15.09% 2/4/2026	UAH15,544	344
Ukraine 15.20% 4/29/2026	15,740	339
Ukraine 15.10% 6/24/2026	11,551	251
		934
Serbia 0.01%
Serbia (Republic of) 6.50% 9/26/2033 (a)	USD380	413
Pakistan 0.01%
Pakistan (Islamic Republic of) 6.00% 4/8/2026	400	399
Total bonds & notes of governments & government agencies outside the U.S.		2,485,249
Corporate bonds, notes & loans 15.49% Energy 4.03%
3R Lux SARL 9.75% 2/5/2031 (a)	1,420	1,501
3R Lux SARL 9.75% 2/5/2031	598	632
Abu Dhabi Crude Oil Pipeline, LLC 3.65% 11/2/2029	845	832
Abu Dhabi Crude Oil Pipeline, LLC 4.60% 11/2/2047	5,250	4,874
Adnoc Murban RSC, Ltd. 5.125% 9/11/2054 (a)	450	428
AI Candelaria (Spain) SA 7.50% 12/15/2028	260	265
AI Candelaria (Spain) SA 5.75% 6/15/2033	2,950	2,683
AI Candelaria (Spain) SA 5.75% 6/15/2033 (a)	2,250	2,047
Constellation Oil Services Holding SA 9.375% 11/7/2029 (a)	4,780	4,904
Ecopetrol SA 8.625% 1/19/2029	1,181	1,283
Ecopetrol SA 4.625% 11/2/2031	590	530
Ecopetrol SA 8.875% 1/13/2033	2,280	2,473
Ecopetrol SA 8.375% 1/19/2036	700	723
Ecopetrol SA 5.875% 5/28/2045	457	350
EIG Pearl Holdings SARL 3.545% 8/31/2036	5,507	5,090
Empresa Nacional del Petroleo 5.95% 7/30/2034 (a)	3,795	4,002
Empresa Nacional del Petroleo 5.95% 7/30/2034	300	316
FORESEA Holding SA 7.50% 6/15/2030	939	919
Galaxy Pipeline Assets Bidco, Ltd. 2.94% 9/30/2040	3,855	3,281
Galaxy Pipeline Assets Bidco, Ltd. 3.25% 9/30/2040	1,700	1,387
GeoPark, Ltd. 5.50% 1/17/2027	1,733	1,646
American Funds Emerging Markets Bond Fund — Page 12 of 26

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
GeoPark, Ltd. 8.75% 1/31/2030 (a)	USD3,640	$3,294
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (a)	4,540	4,772
Guara Norte SARL 5.198% 6/15/2034 (a)	1,933	1,895
Guara Norte SARL 5.198% 6/15/2034	1,767	1,732
Modec Finance BV 7.84% 7/15/2026 (g)(h)	200	202
MV24 Capital BV 6.748% 6/1/2034	3,188	3,167
MV24 Capital BV 6.748% 6/1/2034 (a)	1,260	1,252
Oleoducto Central SA 4.00% 7/14/2027 (a)	2,295	2,258
Oleoducto Central SA 4.00% 7/14/2027	1,300	1,279
Petrobras Global Finance BV 6.25% 1/10/2036	2,500	2,470
Petroleos Mexicanos 6.875% 10/16/2025	2,498	2,496
Petroleos Mexicanos 6.875% 8/4/2026	984	998
Petroleos Mexicanos 7.47% 11/12/2026	MXN410,518	21,655
Petroleos Mexicanos 6.49% 1/23/2027	USD5,190	5,246
Petroleos Mexicanos 5.35% 2/12/2028	935	932
Petroleos Mexicanos 4.75% 2/26/2029	EUR1,000	1,183
Petroleos Mexicanos 6.84% 1/23/2030	USD5,800	5,903
Petroleos Mexicanos 5.95% 1/28/2031	7,206	6,984
Petroleos Mexicanos 6.70% 2/16/2032	2,800	2,777
Petroleos Mexicanos 6.625% 6/15/2035	1,200	1,145
Petroleos Mexicanos 6.375% 1/23/2045	1,250	1,017
Petroleos Mexicanos 7.69% 1/23/2050	4,400	4,003
Pluspetrol SA 8.50% 5/30/2032 (a)	400	400
Prio Luxembourg Holding SARL 6.125% 6/9/2026	700	700
Prio Luxembourg Holding SARL 6.125% 6/9/2026 (a)	500	500
PTT PCL 4.50% 10/25/2042	500	444
PTTEP Treasury Center Co., Ltd. 2.587% 6/10/2027 (a)	278	271
PTTEP Treasury Center Co., Ltd. 2.587% 6/10/2027	200	195
PTTEP Treasury Center Co., Ltd. 2.993% 1/15/2030	1,228	1,164
PTTEP Treasury Center Co., Ltd. 3.903% 12/6/2059	200	151
Qatar Energy 3.125% 7/12/2041 (a)	2,995	2,312
Qatar Energy 3.125% 7/12/2041	325	251
Qatar Energy 3.30% 7/12/2051 (a)	2,710	1,912
Raizen Fuels Finance SA 6.45% 3/5/2034 (a)	200	194
Raizen Fuels Finance SA 6.70% 2/25/2037 (a)	250	243
Reliance Industries, Ltd. 3.625% 1/12/2052	250	185
Saudi Arabian Oil Co. 5.75% 7/17/2054 (a)	1,540	1,534
Thaioil Treasury Center Co., Ltd. 5.375% 11/20/2048	338	314
Thaioil Treasury Center Co., Ltd. 3.50% 10/17/2049	200	138
Transportadora de Gas del Sur SA 8.50% 7/24/2031 (a)	2,960	3,049
Vista Energy Argentina S.A.U. 8.50% 6/10/2033 (a)	600	610
Vista Energy Argentina S.A.U. 7.625% 12/10/2035 (a)	5,550	5,397
YPF SA 8.50% 6/27/2029	300	296
YPF SA 8.75% 9/11/2031 (a)	1,000	1,011
YPF SA 8.25% 1/17/2034 (a)	2,900	2,800
		140,897
Utilities 2.77%
Aegea Finance SARL 9.00% 1/20/2031 (a)	1,845	1,957
Aegea Finance SARL 9.00% 1/20/2031	500	530
AES Andes SA, junior subordinated, 8.15% 6/10/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.835% on 6/10/2030) (a)(e)	1,370	1,451
AES Panama Generation Holdings, SRL 4.375% 5/31/2030	2,296	2,171
AES Panama Generation Holdings, SRL 4.375% 5/31/2030 (a)	673	636
American Funds Emerging Markets Bond Fund — Page 13 of 26

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Alfa Transmisora De Energia SA 4.55% 9/27/2051	USD3,468	$2,779
Alfa Transmisora De Energia SA 4.55% 9/27/2051 (a)	1,103	883
Buffalo Energy Mexico Holdings 7.875% 2/15/2039	4,477	4,845
Buffalo Energy Mexico Holdings, SA de CV, 7.875% 2/15/2039 (a)	731	791
Chile Electricity Lux MPC II SARL 5.672% 10/20/2035 (a)	4,860	5,018
Chile Electricity Lux MPC SARL 6.01% 1/20/2033 (a)	2,331	2,453
Chile Electricity Lux MPC SARL 6.01% 1/20/2033	1,611	1,695
China Huaneng Group Co., Ltd. 5.30% perpetual contingent convertible bonds (3-year UST Yield Curve Rate T Note Constant Maturity + 3.775% on 7/5/2027) (e)	801	814
China Oil and Gas Group, Ltd. 4.70% 6/30/2026	5,859	5,821
Cikarang Listrindo Tbk PT 5.65% 3/12/2035	600	605
Empresas Publicas de Medellin ESP 8.375% 11/8/2027	COP16,026,000	3,807
Empresas Publicas de Medellin ESP 8.375% 11/8/2027	1,400,000	333
Empresas Publicas de Medellin ESP 4.25% 7/18/2029 (a)	USD1,022	971
Empresas Publicas de Medellin ESP 4.25% 7/18/2029	200	190
Enfragen Energia Sur SA 5.375% 12/30/2030	8,744	8,148
Enfragen Energia Sur SA 8.499% 6/30/2032 (a)	6,160	6,488
ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026	2,100	2,084
ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026 (a)	510	506
Greenko Dutch BV 3.85% 3/29/2026 (a)	4,174	4,139
Greenko Dutch BV 3.85% 3/29/2026	2,995	2,971
Greenko Power II, Ltd. 4.30% 12/13/2028	2,871	2,752
Instituto Costarricense de Electricidad 6.75% 10/7/2031	570	597
Interchile SA 4.50% 6/30/2056	460	395
Investment Energy Resources, Ltd. 6.25% 4/26/2029 (a)	920	917
Kallpa Generacion SA 5.875% 1/30/2032 (a)	200	210
Light Energia SA 4.375% 6/18/2026	798	746
Light Servicos de Eletricidade SA 4.21% 12/19/2032	354	202
Light Servicos de Eletricidade SA 2.26% PIK 12/19/2037 (i)	147	38
Minejesa Capital BV 4.625% 8/10/2030	1,654	1,643
Minejesa Capital BV 5.625% 8/10/2037	700	696
MVM Energetika Zartkoruen Mukodo Reszvenytarsasag 7.50% 6/9/2028	665	708
Niagara Energy S.A.C. 5.746% 10/3/2034	700	721
Saavi Energia SARL 8.875% 2/10/2035 (a)	9,020	9,719
SAEL, Ltd. 7.80% 7/31/2031 (a)	2,262	2,318
SAEL, Ltd. 7.80% 7/31/2031	471	483
San Miguel Global Power Holdings Corp. 8.125% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 6.404% on 3/2/2030) (e)	4,410	4,486
San Miguel Global Power Holdings Corp. 8.75% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 7.732% on 9/12/2029) (e)	4,697	4,829
SMC Global Power Holdings Corp. 7.00% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 9.199% on 10/21/2025) (e)	859	859
TNB Global Ventures Capital Bhd 3.244% 10/19/2026	200	198
Trinidad Generation Unlimited 7.75% 6/16/2033 (a)	600	631
YPF Energia Electrica SA 7.875% 10/16/2032 (a)	1,615	1,561
		96,795
Financials 2.48%
Banco de Bogota SA 6.25% 5/12/2026	605	613
Banco de Chile 2.99% 12/9/2031	775	708
Banco de Credito del Peru SA 3.25% 9/30/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.45% on 9/30/2026) (e)	6,665	6,559
Banco de Credito del Peru SA 3.25% 9/30/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.45% on 9/30/2026) (a)(e)	2,955	2,908
American Funds Emerging Markets Bond Fund — Page 14 of 26

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Bancolombia SA 8.625% 12/24/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.32% on 12/24/2029) (e)	USD645	$697
Bangkok Bank Public Co., Ltd. 4.45% 9/19/2028 (a)	1,500	1,505
Bangkok Bank Public Co., Ltd. 4.45% 9/19/2028	900	903
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029) (e)	2,997	2,838
Bank of East Asia, Ltd. 4.875% 4/22/2032 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 4/22/2027) (e)	1,750	1,747
Bank of East Asia, Ltd. 5.825% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.527% on 10/21/2025) (e)	2,370	2,370
BBVA Bancomer, SA 5.125% 1/18/2033 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 1/17/2028) (e)	1,335	1,312
BBVA Bancomer SA 5.875% 9/13/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.308% on 9/13/2029) (e)	2,671	2,679
BBVA Bancomer SA 7.625% 2/11/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.375% on 2/11/2030) (a)(e)	4,030	4,250
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033) (e)	1,740	1,932
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033) (a)(e)	640	711
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 8/12/2031	272	249
Grupo Aval, Ltd. 4.375% 2/4/2030 (h)	755	718
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028) (e)	1,000	944
HSBC Holdings PLC (USD-SOFR + 1.57%) 4.24% 5/13/2031 (d)	3,250	3,316
HSBC Holdings PLC 5.24% 5/13/2031 (USD-SOFR + 1.57% on 5/13/2030) (e)	1,000	1,029
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031) (e)	800	721
HSBC Holdings PLC 8.113% 11/3/2033 (USD-SOFR + 4.25% on 11/3/2032) (e)	1,900	2,229
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043) (e)	3,100	3,411
IIFL Finance, Ltd. 8.75% 7/24/2028 (a)	4,490	4,576
Itau Unibanco Holding SA 6.00% 2/27/2030 (a)	4,005	4,162
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026) (e)	11,400	11,175
Manappuram Finance, Ltd. 7.375% 5/12/2028	5,700	5,842
Muangthai Capital PCL 6.875% 9/30/2028	4,500	4,566
NongHyup Bank 4.875% 7/3/2028 (a)	1,395	1,423
Power Finance Corp., Ltd. 3.90% 9/16/2029	500	488
PT Bank Negara Indonesia (Persero) Tbk 5.28% 4/5/2029	1,250	1,283
PT Bank Negara Indonesia (Persero) Tbk 4.30% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.466% on 3/24/2027) (e)	6,800	6,605
Standard Chartered PLC 6.228% 1/21/2036 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.43% on 1/21/2035) (a)(e)	775	839
Xiaomi Best Time International, Ltd. 2.875% 7/14/2031	500	461
Xiaomi Best Time International, Ltd. 4.10% 7/14/2051 (a)	1,120	918
Xiaomi Best Time International, Ltd. 4.10% 7/14/2051	200	164
		86,851
Consumer discretionary 1.72%
Alibaba Group Holding, Ltd. 5.25% 5/26/2035	3,300	3,457
Alibaba Group Holding, Ltd. 5.25% 5/26/2035 (a)	900	943
Alibaba Group Holding, Ltd. 4.00% 12/6/2037	200	185
Alibaba Group Holding, Ltd. 2.70% 2/9/2041	400	298
Alibaba Group Holding, Ltd. 4.20% 12/6/2047	400	344
Alibaba Group Holding, Ltd. 5.625% 11/26/2054	1,500	1,570
Alibaba Group Holding, Ltd. 5.625% 11/26/2054 (a)	490	513
American Funds Emerging Markets Bond Fund — Page 15 of 26

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Arcos Dorados BV 6.375% 1/29/2032 (a)	USD7,455	$7,872
GENM Capital Labuan, Ltd. 3.882% 4/19/2031	3,800	3,500
GOHL Capital, Ltd. 4.25% 1/24/2027	1,200	1,197
Meituan 2.125% 10/28/2025	1,500	1,497
Meituan 2.125% 10/28/2025 (a)	200	200
Meituan 3.05% 10/28/2030 (a)	250	233
Meituan 3.05% 10/28/2030	200	186
Melco Resorts Finance, Ltd. 5.625% 7/17/2027 (h)	700	698
Melco Resorts Finance, Ltd. 5.625% 7/17/2027 (a)	200	199
Melco Resorts Finance, Ltd. 5.75% 7/21/2028 (h)	1,805	1,803
Melco Resorts Finance, Ltd. 5.375% 12/4/2029 (h)	3,490	3,438
Melco Resorts Finance, Ltd. 5.375% 12/4/2029 (a)	2,250	2,217
Melco Resorts Finance, Ltd. 7.625% 4/17/2032 (a)	4,400	4,616
Melco Resorts Finance, Ltd. 7.625% 4/17/2032 (h)	300	315
MGM China Holdings, Ltd. 4.75% 2/1/2027	200	200
MGM China Holdings, Ltd. 7.125% 6/26/2031	1,390	1,467
Sands China, Ltd. 3.80% 1/8/2026	700	699
Sands China, Ltd. 5.40% 8/8/2028	1,500	1,536
Sands China, Ltd. 4.375% 6/18/2030	3,100	3,050
Sands China, Ltd. 3.25% 8/8/2031	5,431	5,010
SMRC Automotive Holdings Netherlands BV 5.625% 7/11/2029 (a)	1,405	1,438
SMRC Automotive Holdings Netherlands BV 5.625% 7/11/2029	700	716
Studio City Finance, Ltd. 6.50% 1/15/2028	200	200
Studio City Finance, Ltd. 5.00% 1/15/2029	1,570	1,514
Wynn Macau, Ltd. 5.50% 10/1/2027	600	600
Wynn Macau, Ltd. 5.625% 8/26/2028	5,656	5,654
Wynn Macau, Ltd. 6.75% 2/15/2034 (a)	2,910	2,952
		60,317
Materials 1.40%
Alpek, SAB de CV 3.25% 2/25/2031 (a)	1,285	1,128
Braskem Netherlands Finance BV 4.50% 1/10/2028	2,921	1,263
Braskem Netherlands Finance BV 4.50% 1/31/2030	16,988	6,415
Braskem Netherlands Finance BV 8.50% 1/12/2031	1,700	664
Braskem Netherlands Finance BV 8.50% 1/12/2031 (a)	1,005	393
Braskem Netherlands Finance BV 7.25% 2/13/2033	905	348
Braskem Netherlands Finance BV 7.25% 2/13/2033 (a)	275	106
Braskem Netherlands Finance BV 8.00% 10/15/2034 (a)	1,620	606
Braskem Netherlands Finance BV 5.875% 1/31/2050	1,070	388
CAP SA 3.90% 4/27/2031	200	165
Celulosa Arauco y Constitucion SA 6.18% 5/5/2032 (a)	2,240	2,343
CSN Inova Ventures 6.75% 1/28/2028 (h)	300	292
CSN Resources SA 8.875% 12/5/2030	1,150	1,161
CSN Resources SA 8.875% 12/5/2030 (a)	1,100	1,111
CSN Resources SA 4.625% 6/10/2031	1,645	1,338
Fresnillo PLC 4.25% 10/2/2050	2,300	1,826
Fresnillo PLC 4.25% 10/2/2050 (a)	2,160	1,715
GC Treasury Center Co., Ltd. 2.98% 3/18/2031 (a)	375	342
GC Treasury Center Co., Ltd. 6.50% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 2.815% on 12/10/2030) (a)(e)	400	406
GC Treasury Center Co., Ltd. 7.125% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.162% on 9/10/2035) (a)(e)	355	367
Nickel Industries Ltd. 9.00% 9/30/2030 (a)	2,550	2,589
POSCO 5.75% 1/17/2028 (a)	200	206
American Funds Emerging Markets Bond Fund — Page 16 of 26

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
POSCO Holdings, Inc. 5.75% 5/7/2035	USD400	$420
PT Freeport Indonesia 4.763% 4/14/2027	1,836	1,849
PT Freeport Indonesia 4.763% 4/14/2027 (a)	364	367
PT Freeport Indonesia 6.20% 4/14/2052	600	614
PT Krakatau Posco 6.375% 6/11/2027	3,500	3,567
PT Krakatau Posco 6.375% 6/11/2029	3,900	4,015
Samarco Mineracao SA 9.00% PIK 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2025) (e)(i)	3,019	3,036
Samarco Mineracao SA 9.00% PIK 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2025) (a)(e)(i)	777	782
Sasol Financing USA, LLC 4.375% 9/18/2026	1,910	1,901
Sasol Financing USA, LLC 8.75% 5/3/2029 (h)	2,350	2,440
Sasol Financing USA, LLC 5.50% 3/18/2031	4,400	3,877
Suzano Austria gmbh 3.125% 1/15/2032	600	539
Vale Overseas, Ltd. 6.40% 6/28/2054	240	247
		48,826
Industrials 1.06%
Ambipar Lux SA r.l. 9.875% 2/6/2031	600	104
Ambipar Lux SARL 10.875% 2/5/2033 (a)	200	34
CK Hutchison International (23), Ltd. 4.875% 4/21/2033	200	203
CK Hutchison International (24), Ltd. 5.50% 4/26/2034	460	483
CK Hutchison International (24), Ltd. 5.50% 4/26/2034 (a)	400	420
CK Hutchison International (21), Ltd. 3.125% 4/15/2041 (h)	400	310
CK Hutchison International (19), Ltd. 3.375% 9/6/2049	600	442
Embraer Netherlands Finance BV 7.00% 7/28/2030 (a)	400	438
HPHT Finance 25, Ltd. 5.00% 2/21/2030 (h)	400	407
Hutchison Whampoa International, Ltd. 7.45% 11/24/2033	200	236
IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032 (a)	1,160	1,206
LATAM Airlines Group SA 7.875% 4/15/2030 (a)	2,280	2,375
LATAM Airlines Group SA 7.625% 1/7/2031 (a)	385	400
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034 (a)	428	443
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034	134	138
Lima Metro Line 2 Finance, Ltd. 4.35% 4/5/2036 (a)	779	754
Mexico City Airport Trust 4.25% 10/31/2026	2,100	2,094
Mexico City Airport Trust 5.50% 7/31/2047	2,000	1,738
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027 (a)	1,510	1,495
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027	200	198
MTR Corp CI Ltd., 5.625%, subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity +1.457% on 12/24/2035) (e)	600	626
OCP SA 3.75% 6/23/2031	2,000	1,880
OCP SA 6.75% 5/2/2034 (a)	3,710	4,037
OCP SA 6.70% 3/1/2036 (a)	7,000	7,504
Rutas 2 & 7 Finance, Ltd. 0% 9/30/2036 (a)	2,068	1,578
Summit Digitel Infrastructure Pvt, Ltd. 2.875% 8/12/2031	6,350	5,728
Transnet 8.25% 2/6/2028	300	317
TSMC Arizona Corp. 3.125% 10/25/2041	200	162
TSMC Arizona Corp. 3.25% 10/25/2051	200	153
TSMC Arizona Corp. 4.50% 4/22/2052	400	384
Varanasi Aurangabad Nh-2 Tollway Private, Ltd. 5.90% 2/28/2034 (a)	808	845
		37,132
Communication services 0.98%
America Movil, SAB de CV, 10.125% 1/22/2029	MXN127,720	7,267
America Movil, SAB de CV, 9.50% 1/27/2031	198,290	11,129
America Movil, SAB de CV, 10.30% 1/30/2034	5,370	313
American Funds Emerging Markets Bond Fund — Page 17 of 26

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
America Movil, SAB de CV, 2.875% 5/7/2030	USD4,100	$3,835
America Movil, SAB de CV, 6.375% 3/1/2035	3,135	3,460
CT Trust 5.125% 2/3/2032	740	705
Millicom International Cellular SA 4.50% 4/27/2031	745	706
PLDT, Inc. 2.50% 1/23/2031	200	182
PLDT, Inc. 3.45% 6/23/2050	200	144
Tencent Holdings, Ltd. 2.39% 6/3/2030	500	465
Tencent Holdings, Ltd. 3.925% 1/19/2038	200	186
Tencent Holdings, Ltd. 3.68% 4/22/2041	400	344
Tencent Holdings, Ltd. 3.24% 6/3/2050	3,360	2,466
Tencent Holdings, Ltd. 3.24% 6/3/2050 (a)	900	660
Tencent Holdings, Ltd. 3.84% 4/22/2051	2,600	2,105
Tencent Holdings, Ltd. 3.29% 6/3/2060	200	140
		34,107
Consumer staples 0.48%
Health and Happiness (H&H) International Holdings, Ltd. 9.125% 7/24/2028	1,755	1,873
Indofood CBP Sukses Makmur Tbk PT 3.398% 6/9/2031	2,709	2,522
Indofood CBP Sukses Makmur Tbk PT 3.541% 4/27/2032	2,600	2,416
Indofood CBP Sukses Makmur Tbk PT 4.745% 6/9/2051	200	173
InRetail Consumer 3.25% 3/22/2028 (a)	2,730	2,657
InRetail Consumer 3.25% 3/22/2028	1,675	1,630
MARB BondCo PLC 3.95% 1/29/2031 (a)	1,500	1,375
MARB BondCo PLC 3.95% 1/29/2031	1,440	1,320
Minerva Luxembourg SA 4.375% 3/18/2031 (a)	400	366
Minerva Luxembourg SA 8.875% 9/13/2033	1,200	1,319
Minerva Luxembourg SA 8.875% 9/13/2033 (a)	950	1,044
		16,695
Health care 0.34%
Biocon Biologics Global PLC 6.67% 10/9/2029 (a)	10,285	9,996
Biocon Biologics Global PLC 6.67% 10/9/2029	530	515
Rede D’Or Finance SARL 4.50% 1/22/2030	1,485	1,436
		11,947
Information technology 0.13%
Lenovo Group, Ltd. 3.421% 11/2/2030	400	380
Lenovo Group, Ltd. 6.536% 7/27/2032	200	220
SK hynix, Inc. 1.50% 1/19/2026	600	595
SK hynix, Inc. 6.375% 1/17/2028	200	209
SK hynix, Inc. 2.375% 1/19/2031 (a)	400	359
SK hynix, Inc. 6.50% 1/17/2033	1,700	1,876
TSMC Global, Ltd. 1.75% 4/23/2028	200	189
TSMC Global, Ltd. 1.375% 9/28/2030	200	175
TSMC Global, Ltd. 2.25% 4/23/2031 (a)	400	362
		4,365
Real estate 0.09%
Corp. Inmobiliaria Vesta, SAB de CV, 3.625% 5/13/2031 (a)	725	674
FibraSOMA 4.375% 7/22/2031 (a)	1,430	1,238
FibraSOMA 4.375% 7/22/2031	996	862
Fideicomiso Fibra Uno 7.70% 1/23/2032 (a)	500	541
		3,315
American Funds Emerging Markets Bond Fund — Page 18 of 26

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Municipals 0.01%	Principal amount (000)	Value (000)
Aeropuerto Internacional de Tocumen, SA 4.00% 8/11/2041	USD575	$479
Total corporate bonds, notes & loans		541,726
U.S. Treasury bonds & notes 3.37% U.S. Treasury 3.37%
U.S. Treasury 4.50% 11/15/2025	4,200	4,202
U.S. Treasury 3.50% 9/30/2027	2,775	2,769
U.S. Treasury 3.625% 5/31/2028 (j)	4,968	4,969
U.S. Treasury 4.625% 9/30/2028 (j)	17,700	18,197
U.S. Treasury 3.625% 9/30/2030	4,925	4,900
U.S. Treasury 3.875% 9/30/2032 (j)	14,950	14,902
U.S. Treasury 4.125% 11/15/2032	4,300	4,351
U.S. Treasury 3.375% 5/15/2033 (j)	2,593	2,491
U.S. Treasury 3.875% 8/15/2034	3,454	3,402
U.S. Treasury 4.25% 11/15/2034	3,500	3,540
U.S. Treasury 4.625% 2/15/2035	6,000	6,237
U.S. Treasury 4.25% 8/15/2035	3,866	3,897
U.S. Treasury 4.875% 8/15/2045	2,098	2,145
U.S. Treasury 4.125% 8/15/2053 (j)	6,733	6,087
U.S. Treasury 4.50% 11/15/2054	1,700	1,637
U.S. Treasury 4.75% 5/15/2055 (j)	22,072	22,139
U.S. Treasury 4.75% 8/15/2055	12,000	12,041
		117,906
Federal agency bonds & notes 0.35%
Korea Development Bank 7.40% 1/25/2029	INR356,800	4,055
Korea Development Bank 7.25% 6/11/2029	330,100	3,747
Korea Development Bank 7.40% 1/17/2030	100,000	1,143
Korea Electric Power Corp. 4.00% 6/14/2027 (a)	USD200	199
Korea Electric Power Corp. 4.75% 2/13/2028 (a)	1,100	1,116
Korea National Oil Corp. 4.625% 3/31/2028 (a)	400	405
Korea National Oil Corp. 4.875% 4/3/2028 (a)	200	203
Korea National Oil Corp. 4.75% 3/31/2030 (a)	1,050	1,072
Korea National Oil Corp. 2.625% 4/18/2032	200	180
		12,120
Total bonds, notes & other debt instruments (cost: $3,020,082,000)		3,157,001
Common stocks 0.05% Energy 0.04%	Shares
FORESEA Holding SA, Class C, nonvoting shares	55,880	1,313
FORESEA Holding SA, Class B	6,208	146
		1,459
Utilities 0.01%
Light SA, units (k)	1,023,721	307
Total common stocks (cost: $1,540,000)		1,766
Short-term securities 7.82% Money market investments 7.15%
Capital Group Central Cash Fund 4.17% (l)(m)	2,500,365	250,037
American Funds Emerging Markets Bond Fund — Page 19 of 26

unaudited
Short-term securities (continued) Bills & notes of governments & government agencies outside the U.S. 0.67%	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Egypt (Arab Republic of) 11/11/2025	20.307%	EGP114,725	$2,332
Egypt (Arab Republic of) 12/16/2025	22.392	126,100	2,500
Egypt (Arab Republic of) 1/6/2026	19.531	220,400	4,307
Egypt (Arab Republic of) 1/20/2026	20.527	156,100	3,021
Egypt (Arab Republic of) 3/3/2026	22.762	171,475	3,229
Egypt (Arab Republic of) 3/17/2026	22.574	68,600	1,280
Egypt (Arab Republic of) 5/26/2026	19.554	212,750	3,806
Egypt (Arab Republic of) 6/2/2026	19.637	80,775	1,439
Nigeria (Republic of) 12/16/2025	22.546	NGN2,269,228	1,468
			23,382
Total short-term securities (cost: $272,629,000)			273,419
Total investment securities 98.13% (cost: $3,294,251,000)			3,432,186
Other assets less liabilities 1.87%			65,490
Net assets 100.00%			$3,497,676
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 9/30/2025 (000)
2 Year U.S. Treasury Note Futures	Long	264	1/6/2026	USD55,017	$21
5 Year Euro-Bobl Futures	Short	335	12/10/2025	(46,335)	71
5 Year U.S. Treasury Note Futures	Long	895	1/6/2026	97,730	107
10 Year Euro-Bund Futures	Short	457	12/10/2025	(68,983)	(426)
10 Year U.S. Treasury Note Futures	Long	252	12/31/2025	28,350	163
10 Year Ultra U.S. Treasury Note Futures	Short	36	12/31/2025	(4,143)	(40)
20 Year U.S. Treasury Note Futures	Long	30	12/31/2025	3,498	63
30 Year Euro-Buxl Futures	Short	51	12/10/2025	(6,855)	(63)
30 Year Ultra U.S. Treasury Bond Futures	Long	133	12/31/2025	15,968	436
					$332
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2025 (000)
Currency purchased (000)		Currency sold (000)
CZK	46,000	USD	2,191	Citibank	10/2/2025	$28
USD	2,220	CZK	46,000	HSBC Bank	10/2/2025	1
TRY	260,633	USD	6,162	Barclays Bank PLC	10/3/2025	93
TRY	209,800	USD	4,950	UBS AG	10/3/2025	85
TRY	169,705	USD	4,005	JPMorgan Chase	10/6/2025	59
USD	239	THB	7,708	UBS AG	10/6/2025	1
HUF	3,239,548	USD	9,568	Citibank	10/8/2025	180
CZK	243,780	USD	11,610	UBS AG	10/8/2025	149
ZAR	140,147	USD	7,981	Goldman Sachs	10/8/2025	129
HUF	1,706,043	USD	5,078	Goldman Sachs	10/8/2025	56
American Funds Emerging Markets Bond Fund — Page 20 of 26

unaudited
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2025 (000)
Currency purchased (000)		Currency sold (000)
MYR	39,284	USD	9,306	JPMorgan Chase	10/8/2025	$34
MXN	16,280	USD	866	Goldman Sachs	10/8/2025	22
HUF	255,050	EUR	646	JPMorgan Chase	10/8/2025	8
USD	3,006	PLN	10,909	UBS AG	10/8/2025	5
CZK	197,859	USD	9,543	Citibank	10/8/2025	2
RON	9,730	EUR	1,911	Bank of America	10/8/2025	1
USD	957	RON	4,143	Citibank	10/8/2025	1
USD	111	CZK	2,330	UBS AG	10/8/2025	(1)
USD	2,046	PLN	7,438	Citibank	10/8/2025	(1)
USD	3,118	HUF	1,037,700	UBS AG	10/8/2025	(4)
USD	1,362	HUF	454,340	Citibank	10/8/2025	(5)
USD	679	HUF	227,167	Citibank	10/8/2025	(5)
USD	1,094	ZAR	19,000	Goldman Sachs	10/8/2025	(6)
USD	817	ZAR	14,228	UBS AG	10/8/2025	(6)
USD	1,018	ZAR	17,764	Citibank	10/8/2025	(10)
HUF	453,448	USD	1,381	UBS AG	10/8/2025	(17)
USD	1,351	HUF	455,260	Goldman Sachs	10/8/2025	(19)
PLN	62,719	USD	17,283	UBS AG	10/8/2025	(29)
USD	2,029	MXN	38,154	Goldman Sachs	10/8/2025	(53)
USD	17,979	MYR	75,866	HSBC Bank	10/8/2025	(59)
USD	16,619	ZAR	291,812	Goldman Sachs	10/8/2025	(269)
BRL	94,600	USD	17,296	JPMorgan Chase	10/9/2025	439
BRL	4,300	USD	783	JPMorgan Chase	10/9/2025	23
EUR	4,000	USD	4,701	Citibank	10/9/2025	(2)
USD	48,992	BRL	269,129	JPMorgan Chase	10/9/2025	(1,461)
EUR	1,000	USD	1,177	Goldman Sachs	10/10/2025	(2)
USD	45,722	EUR	38,937	Citibank	10/10/2025	(21)
CLP	5,862,610	USD	6,089	Morgan Stanley	10/14/2025	9
USD	1,329	PEN	4,636	BNP Paribas	10/14/2025	(5)
USD	6,734	COP	26,481,941	JPMorgan Chase	10/14/2025	(8)
USD	5,458	BRL	29,831	JPMorgan Chase	10/14/2025	(127)
CNH	154,964	USD	21,762	HSBC Bank	10/16/2025	4
USD	678	THB	21,837	UBS AG	10/16/2025	4
THB	493,427	USD	15,586	UBS AG	10/16/2025	(365)
EUR	12,200	USD	14,338	Morgan Stanley	10/17/2025	1
USD	282	EUR	240	Morgan Stanley	10/17/2025	— (c)
EUR	175	USD	208	Bank of New York Mellon	10/17/2025	(2)
USD	30,138	EUR	25,657	Goldman Sachs	10/17/2025	(18)
USD	26,169	EUR	22,066	Standard Chartered Bank	10/20/2025	229
USD	686	JPY	100,000	Morgan Stanley	10/20/2025	8
CZK	8,000	USD	390	Barclays Bank PLC	10/20/2025	(4)
EUR	1,660	USD	1,956	Citibank	10/20/2025	(4)
USD	1,624	CZK	33,966	HSBC Bank	10/22/2025	(15)
CNH	42,000	USD	5,920	Bank of New York Mellon	10/22/2025	(18)
CZK	80,880	USD	3,928	Citibank	10/22/2025	(25)
CZK	695,822	USD	33,805	Bank of New York Mellon	10/22/2025	(228)
USD	42,087	EUR	35,600	Morgan Stanley	10/27/2025	218
MXN	32,530	USD	1,760	Morgan Stanley	10/27/2025	11
HUF	454,315	USD	1,361	Citibank	10/27/2025	4
USD	1,444	MXN	26,575	Bank of America	10/27/2025	(3)
HUF	637,886	USD	1,922	Citibank	10/27/2025	(5)
American Funds Emerging Markets Bond Fund — Page 21 of 26

unaudited
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2025 (000)
Currency purchased (000)		Currency sold (000)
USD	1,948	MXN	36,000	Morgan Stanley	10/27/2025	$(12)
USD	5,026	ZAR	87,200	JPMorgan Chase	10/27/2025	(14)
USD	1,358	HUF	456,826	UBS AG	10/27/2025	(15)
USD	6,898	COP	26,981,844	UBS AG	10/30/2025	44
IDR	43,223,650	USD	2,567	Citibank	10/30/2025	22
USD	852	KRW	1,200,000	Citibank	10/30/2025	(3)
CZK	46,000	USD	2,221	HSBC Bank	11/3/2025	(1)
MYR	8,850	USD	2,122	JPMorgan Chase	11/7/2025	(18)
USD	2,107	PHP	120,000	Citibank	11/26/2025	53
USD	7,082	RON	32,100	Citibank	11/28/2025	(307)
ZAR	30,460	USD	1,647	BNP Paribas	12/11/2025	107
ZAR	5,170	USD	274	Goldman Sachs	12/11/2025	24
USD	1,563	ZAR	30,460	Goldman Sachs	12/11/2025	(191)
USD	2,706	ZAR	53,290	Goldman Sachs	12/11/2025	(363)
USD	1,386	IDR	23,016,890	BNP Paribas	12/16/2025	9
IDR	23,016,890	USD	1,411	BNP Paribas	12/16/2025	(35)
USD	2,500	INR	218,970	Citibank	2/2/2026	55
INR	218,965	USD	2,532	JPMorgan Chase	2/2/2026	(87)
						$(1,725)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 9/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
5.298%	Annual	6-month PLN-WIBOR	Semi-annual	2/14/2026	PLN20,400	$9	$—	$9
6-month CZK-PRIBOR	Semi-annual	3.875%	Annual	2/14/2026	CZK117,590	(6)	—	(6)
6-month PLN-WIBOR	Semi-annual	4.14%	Annual	9/2/2027	PLN735,131	(155)	—	(155)
3.515%	Annual	6-month CZK-PRIBOR	Semi-annual	9/2/2027	CZK4,202,955	(645)	—	(645)
8.9595%	28-day	Overnight MXN-F-TIIE	28-day	11/16/2028	MXN16,500	47	—	47
5.086%	Annual	6-month PLN-WIBOR	Semi-annual	7/12/2029	PLN11,980	112	—	112
6-month CZK-PRIBOR	Semi-annual	3.635%	Annual	7/12/2029	CZK68,840	25	—	25
8.805%	28-day	Overnight MXN-F-TIIE	28-day	11/16/2029	MXN31,650	97	—	97
						$(516)	$—	$(516)
American Funds Emerging Markets Bond Fund — Page 22 of 26

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 9/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
15.72%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	BRL8,475	$54	$—	$54
14.24%	At maturity	BZDIOVER	At maturity	Bank of America	1/4/2027	3,420	4	—	4
13.87%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	12,530	(5)	—	(5)
10.69660495%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	10,441	(157)	—	(157)
10.8325%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	15,000	(186)	—	(186)
							$(290)	$—	$(290)
Investments in affiliates (m)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2025 (000)	Dividend or interest income (000)
Short-term securities 7.15%
Money market investments 7.15%
Capital Group Central Cash Fund 4.17% (l)	$83,394	$938,071	$771,423	$(7)	$2	$250,037	$5,949
Restricted securities (h)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Sasol Financing USA, LLC 8.75% 5/3/2029	7/5/2023-11/20/2024	$2,345	$2,440	0.07%
Modec Finance BV 7.84% 7/15/2026 (g)	7/28/2023	200	202	0.01
Total		$2,545	$2,642	0.08%

(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $297,920,000, which represented 8.52% of the net assets of the fund.

(b)	Index-linked bond whose principal amount moves with a government price index.
(c)	Amount less than one thousand.
(d)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(e)	Step bond; coupon rate may change at a later date.
(f)	Scheduled interest and/or principal payment was not received.
(g)	Value determined using significant unobservable inputs.
(h)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(i)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(j)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $9,774,000, which represented 0.28% of the net assets of the fund.
(k)	Security did not produce income during the last 12 months.
(l)	Rate represents the seven-day yield at 9/30/2025.
(m)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
American Funds Emerging Markets Bond Fund — Page 23 of 26

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price on the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $328,149,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $495,049,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract. The average month-end notional amounts of interest rate swaps while held were $98,902,000.
American Funds Emerging Markets Bond Fund — Page 24 of 26

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of September 30, 2025, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	$—	$2,485,249	$—	$2,485,249
Corporate bonds, notes & loans	—	541,524	202	541,726
U.S. Treasury bonds & notes	—	117,906	—	117,906
Federal agency bonds & notes	—	12,120	—	12,120
Common stocks	—	1,766	—	1,766
Short-term securities	250,037	23,382	—	273,419
Total	$250,037	$3,181,947	$202	$3,432,186

American Funds Emerging Markets Bond Fund — Page 25 of 26

unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$861	$—	$—	$861
Unrealized appreciation on open forward currency contracts	—	2,118	—	2,118
Unrealized appreciation on centrally cleared interest rate swaps	—	290	—	290
Unrealized appreciation on bilateral interest rate swaps	—	58	—	58
Liabilities:
Unrealized depreciation on futures contracts	(529)	—	—	(529)
Unrealized depreciation on open forward currency contracts	—	(3,843)	—	(3,843)
Unrealized depreciation on bilateral interest rate swaps	—	(348)	—	(348)
Unrealized depreciation on centrally cleared interest rate swaps	—	(806)	—	(806)
Total	$332	$(2,531)	$—	$(2,199)
*
Futures contracts, forward currency contracts and interest rate swaps are not included in the fund’s investment portfolio.

Key to abbreviation(s)
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CLP = Chilean pesos
CNH = Chinese yuan renminbi
CNY = Chinese yuan renminbi
COP = Colombian pesos
CZK = Czech korunas
EGP = Egyptian pounds
EUR = Euros
F-TIIE = Funding Equilibrium Interbank Interest Rate
HUF = Hungarian forints
IDR = Indonesian rupiah
INR = Indian rupees
JPY = Japanese yen
KRW = South Korean won
KZT = Kazakhstani tenge
MXN = Mexican pesos
MYR = Malaysian ringgits

NGN = Nigerian naira
PEN = Peruvian nuevos soles
PHP = Philippine pesos
PIK = Payment In Kind
PLN = Polish zloty
PRIBOR = Prague Interbank Offered Rate
RON = Romanian leu
RSC = Restricted Scope Company
SOFR = Secured Overnight Financing Rate
THB = Thai baht
TIIE = Interbank Equilibrium Interest Rate
TRY = Turkish lira
UAH = Ukrainian hryvnia
USD = U.S. dollars
UST = U.S. Treasury
WIBOR = Warsaw Interbank Offered Rate
ZAR = South African rand
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
MFGEFP3-114-1125
American Funds Emerging Markets Bond Fund — Page 26 of 26